Related party balances and transactions (Related party balances) (Balances due from related parties) (Detail) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Provision made on receivable balances from related parties	¥ 0	¥ 0
Due from related party	2,100,492,000	2,410,857,000
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due from related party	1,010,023,000	860,941,000
HIPDC [member]
Disclosure of transactions between related parties [line items]
Due from related party	2,850,000	99,000
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Due from related party	122,775,000	360,442,000
Associates [member]
Disclosure of transactions between related parties [line items]
Due from related party	0	89,083,000
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due from related party	125,777,000	196,621,000
Huangtai #8 Power Plant [member]
Disclosure of transactions between related parties [line items]
Due from related party	¥ 839,067,000	¥ 903,671,000